Expense Example	Dec. 31, 2025 USD ($)
Abbey Capital Futures Strategy Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 770
Expense Example, with Redemption, 3 Years	1,190
Expense Example, with Redemption, 5 Years	1,634
Expense Example, with Redemption, 10 Years	2,862
Abbey Capital Futures Strategy Fund | Class T Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	452
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,345
Expense Example, with Redemption, 10 Years	2,616
Abbey Capital Futures Strategy Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18,187
Expense Example, with Redemption, 3 Years	57,587
Expense Example, with Redemption, 5 Years	99,509
Expense Example, with Redemption, 10 Years	216,427
Abbey Capital Futures Strategy Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	382
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,498
Expense Example, with Redemption, 10 Years	3,172
ABBEY CAPITAL MULTI ASSET FUND | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18,288
Expense Example, with Redemption, 3 Years	58,311
Expense Example, with Redemption, 5 Years	100,871
Expense Example, with Redemption, 10 Years	219,447
ABBEY CAPITAL MULTI ASSET FUND | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	771
Expense Example, with Redemption, 3 Years	1,196
Expense Example, with Redemption, 5 Years	1,646
Expense Example, with Redemption, 10 Years	2,890
ABBEY CAPITAL MULTI ASSET FUND | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	383
Expense Example, with Redemption, 3 Years	884
Expense Example, with Redemption, 5 Years	1,511
Expense Example, with Redemption, 10 Years	3,199
Adara Smaller Companies Fund | Adara Smaller Companies Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Aquarius International Fund | Aquarius International Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Boston Partners All-Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	817
Expense Example, with Redemption, 3 Years	2,662
Expense Example, with Redemption, 5 Years	4,665
Expense Example, with Redemption, 10 Years	10,443
Boston Partners All-Cap Value Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Boston Partners Global Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	969
Expense Example, with Redemption, 3 Years	3,370
Expense Example, with Redemption, 5 Years	5,961
Expense Example, with Redemption, 10 Years	13,374
Boston Partners Global Sustainability Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	918
Expense Example, with Redemption, 3 Years	4,660
Expense Example, with Redemption, 5 Years	8,650
Expense Example, with Redemption, 10 Years	19,819
Boston Partners Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2,050
Expense Example, with Redemption, 3 Years	7,596
Expense Example, with Redemption, 5 Years	13,408
Expense Example, with Redemption, 10 Years	29,186
Boston Partners Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	834
Expense Example, with Redemption, 5 Years	1,465
Expense Example, with Redemption, 10 Years	3,161
Boston Partners Long/Short Research Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,869
Expense Example, with Redemption, 3 Years	5,786
Expense Example, with Redemption, 5 Years	9,955
Expense Example, with Redemption, 10 Years	21,585
Boston Partners Long/Short Research Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,421
Boston Partners Small Cap Value Fund II | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,010
Expense Example, with Redemption, 3 Years	3,217
Expense Example, with Redemption, 5 Years	5,603
Expense Example, with Redemption, 10 Years	12,451
Boston Partners Small Cap Value Fund II | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,531
WPG Partners Select Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,121
Expense Example, with Redemption, 3 Years	3,561
Expense Example, with Redemption, 5 Years	6,194
Expense Example, with Redemption, 10 Years	13,720
WPG Partners Small Cap Value Diversified Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,121
Expense Example, with Redemption, 3 Years	3,732
Expense Example, with Redemption, 5 Years	6,544
Expense Example, with Redemption, 10 Years	14,562
Campbell Systematic Macro Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	547
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,431
Expense Example, with Redemption, 10 Years	2,689
Campbell Systematic Macro Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	573
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	2,162
Campbell Systematic Macro Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	379
Expense Example, with Redemption, 3 Years	856
Expense Example, with Redemption, 5 Years	1,459
Expense Example, with Redemption, 10 Years	3,090
F/m Emerald Life Sciences Innovation ETF | F/m Emerald Life Sciences Innovation ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	414
Expense Example, with Redemption, 10 Years	955
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Matson Money Fixed Income VI Portfolio | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Motley Fool 100 Index ETF | Motley Fool 100 Index ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Motley Fool Global Opportunities ETF | Motley Fool Global Opportunities ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Motley Fool Mid-Cap Growth ETF | Motley Fool Mid-Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Motley Fool Small-Cap Growth ETF | Motley Fool Small-Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Motley Fool Next Index ETF | Motley Fool Next Index ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Motley Fool Capital Efficiency 100 Index ETF | Motley Fool Capital Efficiency 100 Index ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Oakhurst Fixed Income Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	905
Oakhurst Fixed Income Fund | Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	533
Expense Example, with Redemption, 10 Years	1,200
Optima Strategic Credit Fund | Founders Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	213
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,441
Optima Strategic Credit Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	238
Expense Example, with Redemption, 3 Years	735
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,695
SGI U.S. Large Cap Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	9,997
Expense Example, with Redemption, 3 Years	31,213
Expense Example, with Redemption, 5 Years	54,169
Expense Example, with Redemption, 10 Years	120,136
SGI U.S. Large Cap Equity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	644
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,165
Expense Example, with Redemption, 10 Years	1,935
SGI U.S. Large Cap Equity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
SGI Global Equity Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8,575
Expense Example, with Redemption, 3 Years	31,535
Expense Example, with Redemption, 5 Years	56,341
Expense Example, with Redemption, 10 Years	127,428
SGI Global Equity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,944
SGI Global Equity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,063
Expense Example, with Redemption, 10 Years	2,314
SGI Small Cap Core Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,551
SGI U.S. Large Cap Equity VI Portfolio | SGI U.S. Large Cap Equity VI Portfolio Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	304
SGI Peak Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,402
SGI Prudent Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
SGI U.S. Large Cap Core ETF | SGI U.S. Large Cap Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
SGI Dynamic Tactical ETF | SGI Dynamic Tactical ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
SGI Enhanced Global Income ETF | SGI Enhanced Global Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
SGI Enhanced Core ETF | SGI Enhanced Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
SGI Enhanced Nasdaq-100 ETF | SGI Enhanced Nasdaq-100 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
SGI Enhanced Market Leaders ETF | SGI Enhanced Market Leaders ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
F/m US Treasury 30 Year Bond ETF | F/m US Treasury 30 Year Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 20 Year Bond ETF | F/m US Treasury 20 Year Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 10 Year Note ETF | F/m US Treasury 10 Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 7 Year Note ETF | F/m US Treasury 7 Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 5 Year Note ETF | F/m US Treasury 5 Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 3 Year Note ETF | F/m US Treasury 3 Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 2 Year Note ETF | F/m US Treasury 2 Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 12 Month Bill ETF | F/m US Treasury 12 Month Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 6 Month Bill ETF | F/m US Treasury 6 Month Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m 6-Month Investment Grade Corporate Bond ETF | F/m 6-Month Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 9-18 Month Investment Grade Corporate Bond ETF | F/m 9-18 Month Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 2-Year Investment Grade Corporate Bond ETF | F/m 2-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m 3-Year Investment Grade Corporate Bond ETF | F/m 3-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m 5-Year Investment Grade Corporate Bond ETF | F/m 5-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 7-Year Investment Grade Corporate Bond ETF | F/m 7-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 10-Year Investment Grade Corporate Bond ETF | F/m 10-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
F/m 20-Year Investment Grade Corporate Bond ETF | F/m 20-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 30-Year Investment Grade Corporate Bond ETF | F/m 30-Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m 15+ Year Investment Grade Corporate Bond ETF | F/m 15+ Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	605
F/m Compoundr U.S. Treasury 10-Year Note ETF | F/m Compoundr U.S. Treasury 10-Year Note ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	605
F/m High Yield 100 ETF | F/m High Yield 100 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF | F/m Long-Term Treasury Inflation-Protected Security (TIPS) ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
F/m Small Cap Core ETF | F/m Small Cap Core ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
F/m Small Cap Growth ETF | F/m Small Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
F/m SMID Equity ETF | F/m SMID Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
F/m Yield Curve Steepening Strategy ETF | F/m Yield Curve Steepening Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Yield Curve Flattening Strategy ETF | F/m Yield Curve Flattening Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Rising Interest Rates Strategy ETF | F/m Rising Interest Rates Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Falling Interest Rates Strategy ETF | F/m Falling Interest Rates Strategy ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
F/m Opportunistic Income ETF | F/m Opportunistic Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,639
F/M INVESTMENTS LARGE CAP FOCUSED FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	$ 1,356